Average Annual Total Returns - Prospectus-SI Class - Payden Equity Income Fund	Feb. 28, 2021
Russell1000ValueIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.78%
5 Years	9.70%
Since Inception	7.90%
Inception Date	Aug. 01, 2014
SI Class
Average Annual Return:
1 Year	0.84%
5 Years	9.96%
Since Inception	8.77%
Inception Date	Aug. 01, 2014
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.36%
5 Years	8.85%
Since Inception	7.55%
Inception Date	Aug. 01, 2014
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.83%
5 Years	7.72%
Since Inception	6.69%
Inception Date	Aug. 01, 2014